SHARE WARRANT OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Billions			12 Months Ended
	May 06, 2021 d $ / shares shares	Jul. 01, 2020 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Asset Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1
Warrant, exercise price (usd per share) | $ / shares	$ 11.50
Warrants outstanding (in shares)			27,111,623
Weighted average share price, warrant (in dollar per share) | $ / shares		$ 5.66
Exercisable shares			1,505,000	0	0
Northern Genesis Acquisition Corp.
Asset Acquisition [Line Items]
Warrants outstanding (in shares)	27,111,741
Minimum
Asset Acquisition [Line Items]
Spending of warrant | $			$ 1.1
Warrant, Publically Traded
Asset Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1
Warrant, exercise price (usd per share) | $ / shares	$ 11.50
Warrants outstanding (in shares)			15,972,664
Period after completion of business combination before warrants are exercisable | d	30
Warrants, expiration period	5 years
Warrants, company option, exercise price (usd per share) | $ / shares	$ 0.01
Warrants, company option, minimum share price, enabling company option (usd per share) | $ / shares	$ 18.00
Warrants, company option, number of trading day period, in which share price is above required threshold | d	20
Warrants, company option, total trading day period | d	30
Warrant, Privately Traded
Asset Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1
Warrants outstanding (in shares)			11,138,959
Period after completion of business combination before warrants are exercisable | d	30
Warrants, expiration period	5 years
Weighted average share price | $ / shares	$ 11.50
Northern Genesis Acquisition Corp. | Warrant, Publically Traded
Asset Acquisition [Line Items]
Shares issued (in shares)	15,972,672
Northern Genesis Acquisition Corp. | Warrant, Privately Traded
Asset Acquisition [Line Items]
Shares issued (in shares)	11,139,069
Northern Genesis Acquisition Corp. | Share warrant obligations
Asset Acquisition [Line Items]
Shares issued (in shares)	27,111,741
The Warrant
Asset Acquisition [Line Items]
Remaining contractual life (years)			8 years
Exercisable shares			5,302,511	5,302,511
The Warrant | Maximum
Asset Acquisition [Line Items]
Number of shares outstanding			35,350,003